Real Estate and Accumulated Depreciation	12 Months Ended
Dec. 31, 2011
Real Estate and Accumulated Depreciation [Abstract]
Real Estate and Accumulated Depreciation

Schedule III—Real Estate and Accumulated Depreciation as of December 31, 2011	Exhibit 99.5

Col. A	Col. B	Col. C		Col. D			Col. E
Description	Encumbrances	Initial Cost		Costs Capitalized Subsequent to Acquisition (1)			Gross Amounts at which Carried at the Close of Period		Total
		Land	Building and Equipment	Land	Building and Equipment	Carrying Costs	Land	Building and Equipment
Consolidated Properties:
Monument IV at Worldgate—Herndon, VA, Office	$35,195	$5,186	$57,013	—	$(1,642)	—	$5,186	$55,371	$60,557
Georgia Door Sales Distribution Center—Austell, GA, Industrial	—	1,651	5,570	(130)	(324)	—	1,521	5,246	6,767
105 Kendall Park Lane—Atlanta, GA, Industrial	12,371	2,656	12,836	(293)	(1,224)	—	2,363	11,612	13,975
Marketplace at Northglenn—Northglenn, CO, Retail	61,269	15,658	66,217	(3,124)	(10,451)	—	12,534	55,766	68,300
Dignity Health Office Portfolio:
300 Old River Road—Bakersfield, CA, Office	3,733	—	5,943	—	278	—	—	6,221	6,221
500 West Thomas Road—Phoenix, AZ, Office	18,510	—	25,789	—	1,689	—	—	27,478	27,478
500 Old River Road—Bakersfield, CA, Office	2,950	—	4,396	—	445	—	—	4,841	4,841
1500 S. Central Ave—Glendale, CA, Office	4,259	—	5,253	—	449	—	—	5,702	5,702
14600 Sherman Way—Van Nuys, CA, Office	5,315	—	6,348	—	1,007	—	—	7,355	7,355
14624 Sherman Way—Van Nuys, CA, Office	4,599	—	7,685	—	764	—	—	8,449	8,449
18350 Roscoe Blvd—Northridge, CA, Office	8,094	—	10,584	—	942	—	—	11,526	11,526
18460 Roscoe Blvd—Northridge, CA, Office	1,370	—	2,940	—	3	—	—	2,943	2,943
18546 Roscoe Blvd—Northridge, CA, Office	3,262	—	5,580	—	811	—	—	6,391	6,391
4545 East Chandler—Chandler, AZ, Office	5,106	—	5,345	—	460	—	—	5,805	5,805
485 South Dobson—Chandler, AZ, Office	4,940	—	6,785	—	404	—	—	7,189	7,189
1501 North Gilbert—Gilbert, AZ, Office	4,457	—	4,750	—	506	—	—	5,256	5,256
116 South Palisade—Santa Maria, CA, Office	2,354	—	3,190	—	282	—	—	3,472	3,472
525 East Plaza—Santa Maria, CA, Office	4,566	—	7,511	—	1,269	—	—	8,780	8,780
10440 East Riggs—Chandler, AZ, Office	3,734	—	3,017	—	275	—	—	3,292	3,292
Metropolitan Park North—Seattle, WA, Office	56,513	10,900	64,006	(4,293)	(22,753)	—	6,607	41,253	47,860
Stirling Slidell Shopping Centre—Slidell, LA, Retail	12,777	5,442	16,843	—	222	—	5,442	17,065	22,507
4001 North Norfleet Road—Kansas City, MO, Industrial	24,230	2,134	31,397	(205)	(2,778)	—	1,929	28,619	30,548
Station Nine Apartments—Durham, NC, Apartment	36,885	9,690	43,400	—	675	—	9,690	44,075	53,765
4 Research Park Drive—St. Charles, MO, Office	6,611	1,830	6,743	—	(2)	—	1,830	6,741	8,571
36 Research Park Drive—St. Charles, MO, Office	10,841	2,655	11,089	—	(2)	—	2,655	11,087	13,742
The District at Howell Mill—Atlanta, GA, Retail	45,000	10,000	56,040	—	785	—	10,000	56,825	66,825
Canyon Plaza—San Diego, CA, Office	29,453	14,959	32,909	—	1,120	—	14,959	34,029	48,988
Railway Street Corporate Centre—Calgary, Canada, Office	29,085	6,022	35,441	(171)	(477)	—	5,851	34,964	40,815
Cabana Beach San Marcos—San Marcos, TX, Apartment	19,144	2,530	24,421	—	(2,240)	—	2,530	22,181	24,711
Cabana Beach Gainesville—Gainesville, FL, Apartment	47,843	7,244	60,548	—	(2,930)	—	7,244	57,618	64,862
Campus Lodge Columbia—Columbia, MO, Apartment	15,920	2,079	20,838	—	(1,242)	—	2,079	19,596	21,675
Campus Lodge Athens—Athens, GA, Apartment	13,369	1,754	17,311	—	(481)	—	1,754	16,830	18,584
The Edge at Lafayette—Lafayette, LA, Apartment	17,052	1,782	23,266	—	391	—	1,782	23,657	25,439
Campus Lodge Tampa—Tampa, FL, Apartment	33,438	7,205	33,310	—	912	—	7,205	34,222	41,427
Sherman Way Land—Van Nuys, CA, Land	—	4,010	—	—	—	—	4,010	—	4,010

Total Consolidated Properties	$584,245	$115,387	$724,314	$(8,216)	$(32,857)	$—	$107,171	$691,457	$798,628

The unaudited aggregate cost and accumulated depreciation for tax purposes was approximately $961,924 and $142,498, respectively.

(1)	Includes net provisions for impairment of real estate taken since acquisition of property.

Col. A	Col. F	Col. G	Col. H	Col. I
Description	Accumulated Depreciation	Date of Construction	Date of Acquisition	Life on which depreciation in latest income statement is computed
Consolidated Properties:
Monument IV at Worldgate—Herndon, VA, Office	$7,998	2001	8/27/2004	50 years
Georgia Door Sales Distribution Center—Austell, GA, Industrial	740	1994/1996	2/10/2005	50 years
105 Kendall Park Lane—Atlanta, GA, Industrial	1,570	2002	6/30/2005	50 years
Marketplace at Northglenn—Northglenn, CO, Shopping Center	8,088	1999-2001	12/21/2005	50 years
Dignity Health Office Portfolio:
300 Old River Road—Bakersfield, CA, Office	953	1992	12/21/2005	40 years
500 West Thomas Road—Phoenix, AZ, Office	4,133	1994	12/21/2005	40 years
500 Old River Road—Bakersfield, CA, Office	809	1992	12/21/2005	40 years
1500 S. Central Ave—Glendale, CA, Office	877	1980	12/21/2005	40 years
14600 Sherman Way—Van Nuys, CA, Office	1,318	1991	12/21/2005	40 years
14624 Sherman Way—Van Nuys, CA, Office	1,387	1981	12/21/2005	40 years
18350 Roscoe Blvd—Northridge, CA, Office	1,883	1979	12/21/2005	40 years
18460 Roscoe Blvd—Northridge, CA, Office	441	1991	12/21/2005	40 years
18546 Roscoe Blvd—Northridge, CA, Office	1,028	1991	12/21/2005	40 years
4545 East Chandler—Chandler, AZ, Office	864	1994	12/21/2005	40 years
485 South Dobson—Chandler, AZ, Office	1,046	1984	12/21/2005	40 years
1501 North Gilbert—Gilbert, AZ, Office	759	1997	12/21/2005	40 years
116 South Palisade—Santa Maria, CA, Office	554	1995	12/21/2005	40 years
525 East Plaza—Santa Maria, CA, Office	1,688	1995	12/21/2005	40 years
10440 East Riggs—Chandler, AZ, Office	516	1996	12/21/2005	40 years
Metropolitan Park North—Seattle, WA, Office	6,860	2001	3/28/2006	50 years
Stirling Slidell Shopping Centre—Slidell, LA, Shopping Center	1,715	2003	12/14/2006	50 years
4001 North Norfleet Road—Kansas City, MO, Industrial	2,787	2007	2/27/2007	50 years
Station Nine Apartments—Durham, NC, Apartment	4,367	2005	4/16/2007	50 years
4 Research Park Drive—St. Charles, MO, Office	618	2000/2004	6/14/2007	51 years
36 Research Park Drive—St. Charles, MO, Office	1,016	2007	6/15/2007	52 years
The District at Howell Mill—Atlanta, GA, Retail	5,204	2006	6/15/2007	50 years
Canyon Plaza—San Diego, CA, Office	3,949	1986/1993	6/26/2007	40 years
Railway Street Corporate Centre—Calgary, Canada, Office	3,030	2007	8/30/2007	50 years
Cabana Beach San Marcos—San Marcos, TX, Apartment	1,903	2006	11/21/2007	50 years
Cabana Beach Gainesville—Gainesville, FL, Apartment	4,853	2005/2007	11/21/2007	50 years
Campus Lodge Columbia—Columbia, MO, Apartment	1,670	2005	11/21/2007	50 years
Campus Lodge Athens—Athens, GA, Apartment	1,442	2003	11/21/2007	50 years
The Edge at Lafayette—Lafayette, LA, Apartment	3,551	2007	1/15/2008	50 years
Campus Lodge Tampa—Tampa, FL, Apartment	3,520	2001	2/29/2008	40 years
Sherman Way Land—Van Nuys, CA, Land	—	—	8/28/2009	—

Total Consolidated Properties	$83,137

Reconciliation of Real Estate

Consolidated Properties	2011	2010
Balance at beginning of year	$819,740	$875,527
Additions	4,724	2,873
Deductions	(10,045)	(1,594)
Dispositions	(260)	—
Write-downs for impairment charges	(14,883)	(25,763)
Changes related to foreign currency	(648)	1,792
Deconsolidation	—	(33,095)

Balance at close of year	$798,628	$819,740

Reconciliation of Accumulated Depreciation

Consolidated Properties	2011	2010
Balance at beginning of year	$76,028	$60,307
Additions	17,234	19,429
Deductions	(10,045)	(1,594)
Dispositions	(40)	—
Changes related to foreign currency	(40)	91
Deconsolidation	—	(2,205)

Balance at close of year	$83,137	$76,028